ACQUISITIONS (Schedule of Intangible Assets) (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Website Acquisition Assets	$ 1,287,179	$ 1,054,444	$ 614,944
Less: Accumulated Amortization	(453,336)	(328,911)	(147,006)
Less: Impairment Loss	(95,247)	(95,247)	(24,716)
Website Acquisition Assets, net	$ 738,596	$ 630,286	$ 443,222